Borrowings (Non-Current)	12 Months Ended
Mar. 31, 2025
Borrowings (Non-Current) [Abstract]
BORROWINGS (NON-CURRENT)

NOTE 11B — BORROWINGS (NON-CURRENT)

Borrowings consist of the following:

	As of March 31, 2025	As of March 31, 2024
	(US$)	(US$)
Secured Borrowings
Vehicles Loans from bank and financial institution	$62,256	$—
Term Loans from a bank	616,180	769,795
Total	$678,436	$769,795